FIXED ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 15,727
Balance	18,033	$ 15,727
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	49,329	44,443
Exchange rate differences	41	(17)
Additions	13,740	6,473
Disposals	(1,936)	(1,570)
Balance	61,174	49,329
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(33,602)	(23,042)
Exchange rate differences	34	(11)
Additions	11,441	12,141
Disposals	1,936	1,570
Balance	(43,141)	(33,602)
Computers and Servers
Disclosure of detailed information about property, plant and equipment [line items]
Balance	14,571
Balance	16,910	14,571
Computers and Servers | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	47,019	41,925
Exchange rate differences	41	(10)
Additions	13,339	6,113
Disposals	(1,859)	(1,009)
Balance	58,540	47,019
Computers and Servers | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(32,448)	(21,645)
Exchange rate differences	34	(3)
Additions	11,007	11,815
Disposals	1,859	1,009
Balance	(41,630)	(32,448)
Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	253
Balance	417	253
Office furniture and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	695	750
Exchange rate differences	0	(7)
Additions	297	54
Disposals	(77)	(102)
Balance	915	695
Office furniture and equipment | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(442)	(434)
Exchange rate differences	0	(7)
Additions	133	117
Disposals	77	102
Balance	(498)	(442)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance	903
Balance	706	903
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,615	1,768
Exchange rate differences	0	0
Additions	104	306
Disposals	0	(459)
Balance	1,719	1,615
Leasehold improvements | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(712)	(963)
Exchange rate differences	0	(1)
Additions	301	209
Disposals	0	459
Balance	$ (1,013)	$ (712)